Summary Prospectus March 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS CORE FIXED INCOME FUND






CLASS/Ticker    A   SFXAX    B   SFXBX    C   SFXCX    R   SFXRX    INST   MFINX    S   SFXSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C, R), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 18) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                          A          B          C       R    INST      S
                               ------------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
on purchases, as % of offer-
ing price                            4.50      None       None     None    None    None
------------------------------       ----      --         --       ------  ------  -----
Maximum contingent
deferred sales charge (load),
as % of redemption proceeds      None(1)     4.00       1.00       None    None    None
------------------------------   --------    ----       ----       ------  ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.40       0.40       0.40       0.40       0.40        0.40
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       0.50      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses (includes an
administrative fee)              0.41       0.44       0.34       0.45       0.28        0.36
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.05       1.84       1.74       1.35       0.68        0.76
----------------------------     ----       ----       ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 552     $ 587     $ 277     $ 137     $69     $78
--       -----     -----     -----     -----     ---     ---
3          769       879       548       428     218     243
--       -----     -----     -----     -----     ---     ---
5        1,003     1,196       944       739     379     422
--       -----     -----     -----     -----     ---     ---
10       1,675     1,761     2,052     1,624     847     942
--       -----     -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 552     $ 187     $ 177     $ 137     $69     $78
--       -----     -----     -----     -----     ---     ---
3          769       579       548       428     218     243
--       -----     -----     -----     -----     ---     ---
5        1,003       996       944       739     379     422
--       -----     -----     -----     -----     ---     ---
10       1,675     1,761     2,052     1,624     847     942
--       -----     -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2009: 258%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, plus the amount of any borrowing for investment purposes, determined at the time of purchase, in fixed income securities. Fixed income securities include debt securities of the US Treasury, as well as US government agencies and instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities.


The fund invests primarily in investment-grade debt securities (securities rated within the top four long-term credit rating categories). The fund may invest up to 25% of total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of total assets in cash or money market instruments, either to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase.


MANAGEMENT PROCESS. Portfolio management uses a strategy that uses a balanced "top-down" and "bottom-up" approach in seeking to add incremental returns to the Barclays Capital U.S. Aggregate Bond Index.


Portfolio management seeks pricing changes in a broad range of securities and sectors, looking to exploit any inefficiencies between intrinsic value and market trading price.


In choosing securities, portfolio management:

o assigns a relative value to each bond, based on creditworthiness, cash flow and price

o determines an intrinsic value for each bond by examining credit, structure, option value and liquidity risks

o uses credit analysis to determine the issuer's ability to pay interest and repay principal on its bonds

o focuses on identifying individual bonds that may add above-market value, with sector weightings a secondary consideration


OTHER INVESTMENTS AND TECHNIQUES

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs. In particular, portfolio management may use futures, interest rate swaps, credit default swaps and options.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring municipal bonds. Because guarantors may insure many types of bonds, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign transactions and custody of assets may involve delays in payment, delivery or recovery of money or investments.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.



                                       2
SUMMARY PROSPECTUS March 1, 2010                    DWS Core Fixed Income Fund

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


The performance data for the period prior to July 10, 2006, provided in the bar chart and the average annual total returns table are those of the fund's predecessor fund, DWS Core Fixed Income Fund, a series of DWS Investments Trust (the "Predecessor Fund"). On July 10, 2006, the Predecessor Fund transferred its assets and liabilities to the fund, which is a series of DWS Advisor Funds.



In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class of the Predecessor Fund (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  12.00      9.33      9.22      4.41      5.20      2.54       4.31     5.18    -14.09     7.57
  2000       2001      2002      2003      2004      2005      2006      2007    2008      2009




Best Quarter: 4.88%, Q3 2001   Worst Quarter: -8.48%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                 CLASS          1           5         10
                             INCEPTION       YEAR       YEARS      YEARS
                           -----------  ---------  ----------  ---------
CLASS A before tax         6/28/2002        2.49       -0.39       3.59
-------------------------  ---------        ----      ------       ----
CLASS B before tax         6/28/2002        3.62       -0.39       3.29
-------------------------  ---------        ----      ------       ----
CLASS C before tax         6/28/2002        6.49       -0.22       3.29
-------------------------  ---------        ----      ------       ----
INST CLASS before tax      9/18/1992        7.57       0.78        4.33
-------------------------  ---------        ----      ------       ----
  After tax on
  distributions                             5.90       -0.90       2.34
  After tax on distribu-
  tions, with sale                          4.81       -0.29       2.54
-------------------------  ---------        ----      ------       ----
CLASS R before tax         10/1/2003        7.14       0.30        3.82
-------------------------  ---------        ----      ------       ----
CLASS S before tax          2/1/2005        7.67       0.72        4.19
-------------------------  ---------        ----      ------       ----
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX                        5.93       4.97        6.33
-------------------------  ---------        ----      ------       ----

BARCLAYS CAPITAL US AGGREGATE BOND INDEX is an unmanaged market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

KENNETH R. BOWLING, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


JAMIE GUENTHER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


JOHN BRENNAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



BRUCE HARLEY, CFA, CEBS, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


J. RICHARD ROBBEN, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


DAVID VIGNOLO, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2009.


J. KEVIN HORSLEY, CFA, CPA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


STEPHEN WILLER, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

                                       3
SUMMARY PROSPECTUS March 1, 2010                    DWS Core Fixed Income Fund

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or R shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid monthly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS March 1, 2010                    DWS Core Fixed Income Fund
DCFIF-SUM